Earnings Per Share	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Earnings Per Share
27.	EARNINGS PER SHARE
The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:

Net profit for the year

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$17,060,591	$26,970,580	$60,150,167	$2,168,353
Effect of potentially dilutive ordinary shares:
Potential ordinary s hares of the subsid iary	(385,865)	(521,073)	(1,056,778)	(38,096)

Earnings used in the computation of diluted earnings per share	$16,674,726	$26,449,507	$59,093,389	$2,130,257

Weighted average number of ordinary shares outstanding
(in thousand shares):

	For the Year Ended December 31
	2019	2020	2021

Weighted average number of ordinary shares in the computation of basic earnings per share	4,251,964	4,265,732	4,305,348
Effect of potentially dilutive ordinary shares
Employee share options	10,232	22,086	58,113
Employees’ compensation	570	815	1,264
Employee restricted stock awards	—	—	943

Weighted average number of ordinary shares in the computation of diluted earnings per share	4,262,766	4,288,633	4,365,668

For the computation of earnings per ADS, the denominators were the half of the aforementioned weighted average outstanding shares (1 ADS represents 2 ordinary shares) while the numerators held constant.
The Group is able to settle the employees’ compensation by cash or shares. The Group assumed that the entire amount of the compensation would be settled in shares and the resulting potential shares were included in the weighted average number of ordinary shares outstanding used in the computation of diluted earnings per share if the effect is dilutive. Such dilutive effect of the potential shares was included in the computation of diluted earnings per share until the board of directors approve the number of shares to be distributed to employees at their meeting in the

following year.